Financial Assets and Liabilities - Summary of Fair Value of Warrants (Parenthetical) (Details) - shares	Jun. 30, 2023	Jun. 30, 2022
Warrants
Disclosure Of Financial Instruments [Line Items]
Number of shares warrants granted to purchase (in shares)	2,224,669	1,769,669